Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 37,000	$ 576,000	$ 1,500,000
Restricted cash	112,000	374,000	1,180,000
Deferred course expenses	260,000	304,000	1,167,000
Prepaid expenses and other current assets	330,000	607,000	1,578,000
Inventory	1,000	1,000	10,000
Discontinued operations current assets			820,000
Total current assets	740,000	1,862,000	6,255,000
Property and equipment, net			4,000
Right-of-use assets		20,000	45,000
Other assets	6,000	6,000	6,000
Discontinued operations-other assets	32,000	33,000	34,000
Total assets	778,000	1,921,000	6,344,000
Current liabilities:
Accounts payable	2,553,000	2,544,000	1,762,000
Royalties payable	110,000	110,000	113,000
Accrued course expenses	236,000	252,000	277,000
Accrued salaries, wages and benefits	192,000	202,000	73,000
Operating lease liability, current portion		20,000	25,000
Other accrued expenses	775,000	2,114,000	3,888,000
Deferred revenue	4,114,000	4,438,000	10,382,000
Short-term related party debt, net of unamortized debt discount of $133	1,178,000	142,000
Current portion of long term debt, net of unamortized debt discount of $0	344,000	1,011,000
Discontinued operations-current liabilities	10,651,000	9,845,000	11,286,000
Total current liabilities	20,153,000	20,678,000	27,806,000
Long-term debt, net of current portion and net of unamortized debt discount	1,740,000	1,933,000	1,900,000
Deferred tax liability, net	1,336,000	1,493,000	134,000
Other long term liabilities			120,000
Operating lease liability, net of current portion			20,000
Total liabilities	23,229,000	24,104,000	29,980,000
Commitments and contingencies (Note 13)
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, none issued
Common stock, $0.0001 par value; 200,000,000 authorized; 37,867,697 and 33,917,697 shares issued and outstanding as of September 30, 2022, and December 31, 2021	3,000	3,000	2,000
Additional paid-in capital	13,225,000	13,161,000	11,564,000
Cumulative foreign currency translation adjustment	1,559,000	837,000	416,000
Accumulated deficit	(37,238,000)	(36,184,000)	(35,618,000)
Total stockholders’ deficit	(22,451,000)	(22,183,000)	(23,636,000)
Total liabilities and stockholders’ deficit	$ 778,000	$ 1,921,000	$ 6,344,000